January 24, 1997

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

 Re: Rule 24f-2 Notice for
     Prudential Distressed Securities Fund, Inc.
     (File No. 811-07491)

     On behalf of Prudential Distressed Securities Fund, Inc., enclosed for filing under the Investment Company Act of 1940 are: (1) One copy of the Rule 24f-2 Notice; and

     (2)  Opinion of counsel to the Fund.

     These documents have also been filed using the EDGAR system. Fees in the amount of $3,286.70 have been sent to the Fund's lockbox effective January 22, 1997.



                                   Very truly yours,




                                   /s/: Ellyn C. Vogin
                                   Ellyn C. Vogin
                                   Assistant Secretary

MM/ln
Enclosures






             U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form. Please print or type.


     1.   Name and address of issuer: Prudential Distressed
          Securities Fund, Inc., Gateway Center Three, Newark, NJ 07102.

     2. Name of each series or class of funds for which this notice is filed: The Fund offers three classes of shares designated Class A, Class B and Class C.

3.   Investment Company Act File Number: 811-07491.
     Securities Act File Number: 333-00203.
4.   Last day of fiscal year for which this notice is filed:
     November 30, 1996.

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                  [ ]
6.   Date of termination of issuer's declaration under rule
                24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None

8.   Number and amount of securities registered during the
               fiscal year other than pursuant to rule 24f-2: None

     9. Number and aggregate sale price of securities sold during the fiscal year: 1,131,194/$14,160,097
    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          1,131,194/$14,160,097

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
                           (see instruction B.7): 0/$0

                     12.   Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):$14,160,097
        (ii)  Aggregate price of shares issued in
                      connection with dividend reinvestment
              plans (from item 11, if applicable):  +$     0    (iii)  Aggregate
       price of shares redeemed or
                       repurchased during the fiscal year
              (if applicable):                       -$3,313,982 (iv)  Aggregate
        price of shares redeemed or
              repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
              (if applicable):                         +   0     (v)  Net
         aggregate price of securities
              sold and issued during the fiscal
              year in reliance of rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)]
               (if applicable):                       $10,846,115
        (vi)  Multiplier prescribed by section
              6(b) of the Securities Act of 1933
              or other applicable law or regulation
                (see instruction C.6):                   x1/3300
       (vii)  Fee due [line (i) or line (v)
               multiplied by line (vi)]:                $3,286.70

Instructions:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13.   Check box if fees are being remitted to the Commission's  lockbox
       depository as described in section 3a of the     Commission's Rules of
       Informal and Other Procedures      (17 CFR 202.3a).
                                            [X]
        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: January 22,1997
                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



                                       /s/: S. Jane Rose          By (S. Jane
                               Rose, Secretary)
 Date